UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.9%
Technology - 31.5%
Computer Services, Software & Systems - 19.3%
Adobe Systems, Inc. (a)	969,420	$129,650,231
Alphabet, Inc.-Class A (a)	39,835	36,828,254
Alphabet, Inc.-Class C (a)	324,488	293,973,148
Cognizant Technology Solutions Corp.-Class A (a)	571,830	34,441,321
Facebook, Inc.-Class A (a)	2,028,105	304,722,776
Palo Alto Networks, Inc. (a)	211,304	22,907,467
salesforce.com, Inc. (a)	192,344	16,564,665
ServiceNow, Inc. (a)	359,266	33,943,452

		873,031,314

Computer Technology - 4.1%
Apple, Inc.	1,272,752	182,830,825

Electronic Components - 0.6%
Amphenol Corp.-Class A	347,515	25,128,810

Electronic Entertainment - 1.9%
Electronic Arts, Inc. (a)	922,750	87,495,155

Semiconductors & Component - 4.8%
NVIDIA Corp.	470,138	49,035,394
Texas Instruments, Inc.	472,890	37,443,430
Xilinx, Inc.	2,099,284	132,485,813

		218,964,637

Telecommunications Equipment - 0.8%
Arista Networks, Inc. (a)	254,496	35,537,821

		1,422,988,562

Health Care - 20.7%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	506,129	64,673,164
Biogen, Inc. (a)	599,706	162,646,264

		227,319,428

Health Care Facilities - 0.4%
VCA, Inc. (a)	201,070	18,411,980

Health Care Management Services - 3.5%
UnitedHealth Group, Inc.	916,272	160,237,647

Health Care Services - 1.3%
Cerner Corp. (a)	874,140	56,600,565

Medical & Dental Instruments & Supplies - 4.6%
Align Technology, Inc. (a)	299,160	40,272,919
Edwards Lifesciences Corp. (a)	1,524,825	167,227,558

		207,500,477

Company	Shares	U.S. $ Value
Medical Equipment - 4.7%
Danaher Corp.	1,007,547	83,958,892
Intuitive Surgical, Inc. (a)	151,582	126,702,846

		210,661,738

Pharmaceuticals - 1.2%
Gilead Sciences, Inc.	355,840	24,392,832
Zoetis, Inc.	505,236	28,348,792

		52,741,624

		933,473,459

Consumer Discretionary - 20.3%
Auto Parts - 0.4%
WABCO Holdings, Inc. (a)	140,822	16,739,511

Cable Television Services - 2.2%
Comcast Corp.-Class A	2,600,940	101,930,839

Diversified Retail - 4.1%
Costco Wholesale Corp.	481,900	85,546,888
Dollar Tree, Inc. (a)	1,210,454	100,189,278

		185,736,166

Entertainment - 1.6%
Walt Disney Co. (The)	624,667	72,211,505

Leisure Time - 1.4%
Priceline Group, Inc. (The) (a)	33,970	62,736,475

Restaurants - 2.3%
Starbucks Corp.	1,721,142	103,371,789

Specialty Retail - 5.9%
Home Depot, Inc. (The)	1,126,254	175,808,249
O’Reilly Automotive, Inc. (a)	226,480	56,201,012
Ulta Salon Cosmetics & Fragrance, Inc. (a)	123,550	34,771,912

		266,781,173

Textiles, Apparel & Shoes - 2.4%
NIKE, Inc.-Class B	1,945,774	107,815,337

		917,322,795

Financial Services - 7.6%
Financial Data & Systems - 7.2%
Fiserv, Inc. (a)	605,220	72,105,911
Vantiv, Inc.-Class A (a)	630,430	39,111,877
Visa, Inc.-Class A	2,348,221	214,204,720

		325,422,508

Securities Brokerage & Services - 0.4%
MarketAxess Holdings, Inc.	87,020	16,753,090

		342,175,598

Producer Durables - 7.5%
Back Office Support, HR & Consulting - 0.9%
Automatic Data Processing, Inc.	379,160	39,618,429

Company	Shares	U.S. $ Value
Machinery: Tools - 0.7%
Snap-on, Inc.	189,570	31,758,662

Railroads - 1.2%
Union Pacific Corp.	475,900	53,281,764

Scientific Instruments: Control & Filter - 2.9%
Allegion PLC	227,472	17,888,398
IDEX Corp.	257,650	26,991,414
Roper Technologies, Inc.	393,243	86,002,244

		130,882,056

Scientific Instruments: Electrical - 1.1%
AO Smith Corp.	951,199	51,250,602

Scientific Instruments: Gauges & Meters - 0.7%
Mettler-Toledo International, Inc. (a)	60,590	31,108,118

		337,899,631

Consumer Staples - 2.9%
Beverage: Brewers & Distillers - 0.9%
Constellation Brands, Inc.-Class A	230,550	39,779,097

Beverage: Soft Drinks - 2.0%
Monster Beverage Corp. (a)	2,066,254	93,766,607

		133,545,704

Materials & Processing - 1.4%
Chemicals: Diversified - 0.9%
Ecolab, Inc.	305,450	39,430,540

Diversified Materials & Processing - 0.5%
Hexcel Corp.	450,273	23,301,628

		62,732,168

Total Common Stocks (cost $3,144,813,242)		4,150,137,917

SHORT-TERM INVESTMENTS - 9.7%
Investment Companies - 9.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (b)(c) (cost $439,358,840)	439,358,840	439,358,840

Total Investments - 101.6% (cost $3,584,172,082) (d)		4,589,496,757
Other assets less liabilities - (1.6)%		(72,348,202)

Net Assets - 100.0%		$4,517,148,555

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,023,745,689 and gross unrealized depreciation of investments was $(18,421,014), resulting in net unrealized appreciation of $1,005,324,675.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Large Cap Growth Fund, Inc.

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$4,150,137,917		$	– 0	–	$	– 0	–	$4,150,137,917
Short-Term Investments	439,358,840			– 0	–		– 0	–	439,358,840

Total Investments in Securities	4,589,496,757			– 0	–		– 0	–	4,589,496,757
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$4,589,496,757		$	– 0	–	$	– 0	–	$4,589,496,757

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$217,623	$1,120,867	$899,131	$439,359	$870

A summary of the Fund’s investments of cash collateral for securities lending transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$771	$261,767	$262,538	$0	$76

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2017